CONSOLIDATED STATEMENTS OF OPERATIONS - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Operating revenues
Contract revenues		$ 3,957	$ 4,518	$ 4,892
Reimbursable revenues		113	190	278
Other revenues	[1]	265	289	112
Total operating revenues		4,335	4,997	5,282
(Loss)/gain on disposals	[1]	(63)	632	61
Contingent consideration realized		47	0	0
Operating expenses
Vessel and rig operating expenses	[1]	1,611	1,938	1,977
Reimbursable expenses		99	172	257
Depreciation and amortization		779	693	711
Loss on Goodwill impairment		563	232	0
General and administrative expenses	[1]	248	315	300
Total operating expenses		3,300	3,350	3,245
Operating income		1,019	2,279	2,098
Financial items and other income/(expense), net
Interest income	[1]	67	63	24
Interest expense	[1]	(415)	(478)	(445)
Share in results from associated companies (net of tax)		190	34	(223)
Loss on impairment of investments		(1,274)	0	0
(Loss)/gain on derivative financial instruments	[1]	(274)	(497)	133
Net gain/(loss) on debt extinguishment		8	(54)	0
Foreign exchange gain		63	164	52
Gain on realization of marketable securities		0	131	0
Gain on deconsolidation of Seadrill Partners		0	2,339	0
Gain on sale of tender rig business		22	0	1,256
Other financial items and other income/(expense), net	[1]	52	125	45
Total financial items and other income/(expense), net		(1,561)	1,827	842
(Loss)/income before income taxes		(542)	4,106	2,940
Income tax expense		(208)	(19)	(154)
Net (loss)/income		(750)	4,087	2,786
Net (loss)/income attributable to the non-controlling interest		(12)	108	133
Net (loss)/income attributable to the parent		$ (738)	$ 3,979	$ 2,653
Basic earnings per share (in USD per share)		$ (1.49)	$ 8.32	$ 5.66
Diluted earnings per share (in USD per share)		(1.49)	8.30	5.47
Declared regular dividend per share (in USD per share)		$ 0	$ 2	$ 3.72

[1]	Includes transactions with related parties. Refer to Note 31.